Share-based Compensation (Restricted ADSs Granted to Two Executive Officers of NQ US) (Narrative) (Details) (2011 Share Plan [Member], Restricted ADSs [Member], Two executive officers of NQ US [Member], USD $)
	0 Months Ended	12 Months Ended
	Jul. 27, 2012	Dec. 31, 2012
2011 Share Plan [Member] | Restricted ADSs [Member] | Two executive officers of NQ US [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted, subject to either performance or market condition	463,000
Restricted ADSs granted, value	$ 1,189,000
Vesting period	4 years
Number of shares that become vested and non-forfeitable, upper range limit	578,750
Share-based compensation expense		374,000
Unrecognized compensation expense		$ 815,000